Note 2 - Convertible Notes Payable - 10Q (Details Textual) $ / shares in Units, $ in Thousands	3 Months Ended				7 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($) shares	Mar. 31, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) yr	Mar. 31, 2024 USD ($) yr	Mar. 31, 2025 USD ($) shares	Jan. 26, 2024	Dec. 31, 2023 $ / shares	Sep. 09, 2023 USD ($) $ / shares shares
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares								$ 0.02
Proceeds from Convertible Debt		$ 0		$ 2,000
Conversion of Convertible Notes to Common Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares	16,750					33,250
Bridge Financing Warrants in Connection with Convertible Notes [Member[
Warrants and Rights Outstanding, Term (Year)									5 years
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right (in shares) | shares									0.0125
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share) | $ / shares									$ 20
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input				1.0188	1.0188
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Expected Term [Member]
Warrants and Rights Outstanding, Measurement Input | yr				5	5
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input				0.044	0.044
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Discount Rate [Member]
Warrants and Rights Outstanding, Measurement Input				0.20	0.20
Bridge Financing Warrants in Connection with Convertible Notes [Member[ | Measurement Input, Discount for Lack of Marketability [Member]
Warrants and Rights Outstanding, Measurement Input								0.1577
The Notes [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share) | $ / shares									$ 40
Debt Instrument, Convertible, Maximum Beneficial Ownership, Percentage							4.99%		4.99%
Proceeds from Convertible Debt					$ 2,000
Interest Expense, Debt	$ 0		$ 100
The Notes [Member] | Maximum [Member]
Debt Instrument, Face Amount									$ 2,000
Interest Expense, Debt						$ 200
Convertible Debt with 4.99% Beneficial Ownership Limitation [Member]
Debt Instrument, Interest Rate, Effective Percentage	15.30%	15.30%				15.30%
Debt Instrument, Convertible, Number of Equity Instruments						33,250